Interest and investment income, net - Gain/(loss) on derivative instruments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Interest and investment income, net
Unrealized investment (loss)/income of derivative instruments	¥ 151,074,089	$ 21,603,307	¥ 222,975,608	¥ (149,741,836)
Realized investment income/(loss) of derivative instruments	37,636,493	5,381,947	(203,518,248)	303,576,774
Total	¥ 188,710,582	$ 26,985,254	¥ 19,457,360	¥ 153,834,938